DISPOSAL OF ASSETS - Narrative (Details) R in Millions, $ in Millions	1 Months Ended	4 Months Ended		12 Months Ended
	Oct. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 ZAR (R)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Investment [Line Items]
Total consideration				$ 291
Loss on disposal				14
Revaluation increase in property, plant and equipment				$ 1,971	$ 4,558
One Hundred Forty-Six MW Portfolio - South Africa
Investment [Line Items]
Total consideration		$ 112	R 1,651
Loss on disposal		8
Total proceeds (net of foreign exchange contract settlements)		135
Revaluation increase in property, plant and equipment		$ 42
Ownership interest		31.00%	31.00%
Accumulated revaluation surplus reclassified from AOCI		$ 13
One Hundred Forty-Six MW Portfolio - South Africa | Brookfield Renewable
Investment [Line Items]
Total proceeds (net of foreign exchange contract settlements)		42
One Hundred Ninety-One MW Portfolio - Northern Ireland And Portugal
Investment [Line Items]
Total consideration	$ 186
Loss on disposal		$ 6
Revaluation increase in property, plant and equipment	$ 83
Ownership interest	40.00%
Accumulated revaluation surplus reclassified from AOCI	$ 49
One Hundred Ninety-One MW Portfolio - Northern Ireland And Portugal | Brookfield Renewable
Investment [Line Items]
Total consideration	$ 74